Property and Equipment - Components of Property and Equipment (Detail) (USD $) In Thousands, unless otherwise specified				12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended		12 Months Ended
	Mar. 31, 2014	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2013 Leasehold Improvements [Member]	Dec. 31, 2012 Leasehold Improvements [Member]	Dec. 31, 2013 Laboratory Equipment [Member]	Dec. 31, 2012 Laboratory Equipment [Member]	Dec. 31, 2013 Computer Equipment [Member]	Dec. 31, 2012 Computer Equipment [Member]	Dec. 31, 2013 Construction in Progress [Member]	Dec. 31, 2012 Construction in Progress [Member]	Dec. 31, 2013 Capitalized Software [Member]	Dec. 31, 2012 Capitalized Software [Member]	Dec. 31, 2013 Furniture and Fixtures [Member]	Dec. 31, 2012 Furniture and Fixtures [Member]
Property, Plant and Equipment [Line Items]
Estimated useful lives of leasehold improvements				Lesser of useful life or life of lease
Estimated useful life						5 years		3 years				5 years		3 years
Property and equipment, Gross		$ 13,739	$ 13,728	$ 5,596	$ 5,571	$ 5,949	$ 6,036	$ 843	$ 805	$ 39	$ 5	$ 815	$ 815	$ 497	$ 496
Less: accumulated depreciation		(11,376)	(10,193)
Property and equipment	$ 2,132	$ 2,363	$ 3,535